UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Luminus Management, LLC
Address: 1700 Broadway, 38th Floor
         New York, NY  10019

13F File Number:  028-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Segal
Title:     President
Phone:     212-615-3450

Signature, Place, and Date of Signing:

 /s/    Paul Segal     New York, NY     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $1,190,132 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105      408    32000 SH       SOLE                    32000        0        0
ALPHA NATURAL RESOURCES INC    COM              02076X102    43189   950444 SH       SOLE                   950444        0        0
AMEREN CORP                    COM              023608102      202     7000 SH       SOLE                     7000        0        0
AMERICAN ELEC PWR INC          COM              025537101    25882   686875 SH       SOLE                   686875        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103    31119  1056679 SH       SOLE                  1056679        0        0
ARCH COAL INC                  COM              039380100     5671   212702 SH       SOLE                   212702        0        0
CALPINE CORP                   COM NEW          131347304   142241  8818392 SH       SOLE                  8818392        0        0
CANADIAN SOLAR INC             COM              136635109     6607   574479 SH       SOLE                   574479        0        0
CAPSTONE TURBINE CORP          COM              14067D102     2309  1509240 SH       SOLE                  1509240        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    18320  2000000 SH  CALL SOLE                  2000000        0        0
CLOUD PEAK ENERGY INC          COM              18911Q102     8170   383568 SH       SOLE                   383568        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     3682    97000 SH       SOLE                    97000        0        0
DOMINION RES INC VA NEW        COM              25746U109      628    13000 SH       SOLE                    13000        0        0
DTE ENERGY CO                  COM              233331107      400     8000 SH       SOLE                     8000        0        0
DUKE ENERGY CORP NEW           COM              26441C105      414    22000 SH       SOLE                    22000        0        0
EDISON INTL                    COM              281020107    63432  1636953 SH       SOLE                  1636953        0        0
ELSTER GROUP SE                SPONSORED ADR    290348101     4601   280900 SH       SOLE                   280900        0        0
EMPIRE DIST ELEC CO            COM              291641108     2142   111200 SH       SOLE                   111200        0        0
ENTERGY CORP NEW               COM              29364G103      615     9000 SH       SOLE                     9000        0        0
ESCO TECHNOLOGIES INC          COM              296315104     7615   206937 SH       SOLE                   206937        0        0
EXELON CORP                    COM              30161N101     1242    29000 SH       SOLE                    29000        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206     2605   340921 SH       SOLE                   340921        0        0
FIRST SOLAR INC                COM              336433107    21110   159600 SH  PUT  SOLE                   159600        0        0
FIRSTENERGY CORP               COM              337932107    22591   511680 SH       SOLE                   511680        0        0
GENON ENERGY INC               COM              37244E107    51322 13295945 SH       SOLE                 13295945        0        0
HANWHA SOLARONE CO LTD         SPONSORED ADR    41135V103     1142   179001 SH       SOLE                   179001        0        0
JINKOSOLAR HLDG CO LTD         SPONSORED ADR    47759T100    18841   710457 SH       SOLE                   710457        0        0
JOHNSON CTLS INC               COM              478366107    20764   498414 SH       SOLE                   498414        0        0
MEMC ELECTR MATLS INC          COM              552715104     6352   744707 SH       SOLE                   744707        0        0
NATIONAL GRID PLC              SPON ADR NEW     636274300    77229  1562389 SH       SOLE                  1562389        0        0
NEXTERA ENERGY INC             COM              65339F101    19490   339200 SH       SOLE                   339200        0        0
NV ENERGY INC                  COM              67073Y106    24539  1598602 SH       SOLE                  1598602        0        0
ORMAT TECHNOLOGIES INC         COM              686688102     8059   366163 SH       SOLE                   366163        0        0
PG&E CORP                      COM              69331C108    74741  1778291 SH       SOLE                  1778291        0        0
PPL CORP                       COM              69351T106   121066  4350189 SH       SOLE                  4350189        0        0
PROGRESS ENERGY INC            COM              743263105     6811   141866 SH       SOLE                   141866        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106    51841  1588273 SH       SOLE                  1588273        0        0
SOUTHERN CO                    COM              842587107    32255   798800 SH       SOLE                   798800        0        0
SOUTHWEST GAS CORP             COM              844895102     3810    98678 SH       SOLE                    98678        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   116002   879000 SH  PUT  SOLE                   879000        0        0
SUNPOWER CORP                  COM CL A         867652109     6804   352000 SH  PUT  SOLE                   352000        0        0
SUNPOWER CORP                  COM CL B         867652307     1167    70200 SH       SOLE                    70200        0        0
TRANSALTA CORP                 COM              89346D107    79718  3732131 SH       SOLE                  3732131        0        0
WESTAR ENERGY INC              COM              95709T100    30343  1127565 SH       SOLE                  1127565        0        0
XCEL ENERGY INC                COM              98389B100    22641   931738 SH       SOLE                   931738        0        0